Annual Operating Expenses {- Fidelity Cloud Computing ETF} - NF_06.30 Fidelity Factor ETFs Combo PRO -01 - Fidelity Cloud Computing ETF - Fidelity Cloud Computing ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.39%

[1]	(a)Based on estimated amounts for the current fiscal year.